Interests in Structured Entities - Schedule of Interests and Maximum Exposure to Loss From Significant Unconsolidated Financing Structured Entities (Detail) - Unconsolidated structured entities [Member] - Financing SEs [Member] - CAD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of unconsolidated structured entities [Line Items]
Company's interests	$ 853	$ 1,820
Manulife Finance (Delaware), L.P.[Member]
Disclosure of unconsolidated structured entities [Line Items]
Company's interests	852	821
Manulife Financial Capital Trust II [Member]
Disclosure of unconsolidated structured entities [Line Items]
Company's interests	$ 1	$ 999